SCHEDULE OF ACCOUNTS RECEIVABLE (Details) (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable related parties	$ 116,995	$ 43,477	$ 239,468